Other operating expenses and income (Tables)	12 Months Ended
Jun. 30, 2018
Other operating expenses and income
Schedule of other operating expenses and income

	2018	2017	2016
for the year ended 30 June	Rm	Rm	Rm
Rentals	1 497	1 367	1 243
Insurance	432	511	457
Computer costs	2 042	1 991	1 832
Hired labour	838	878	893
Audit remuneration	88	89	85
Derivative losses/(gains) (including foreign exchange contracts)(1)	3 927	(635)	(1 250)
Professional fees	1 971	1 383	1 202
Enablement of digital and continuous improvement initiatives	409	17	—
Other	1 562	1 366	1 202
Changes in rehabilitation provisions	(804)	472	1 946
Other expenses	6 724	6 981	6 603
Other operating income(2)	(1 410)	(1 688)	(3 788)

	15 305	11 349	9 223

(1)	Relates mainly to the group’s hedging activities, refer note 40.
(2)	Other operating income in June 2016 includes the reversal of the EGTL provision of R2 296 million, after a favourable decision at the Tax Appeal Tribunal.